Debt Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Debt Instruments
Schedule of debt instruments
The detail, by classification, type and currency, of Debt instruments in the consolidated balance sheets is as follows:

EUR million
	2021	2020	2019
Classification
Financial assets held for trading	26,750	37,894	32,041
Non-trading financial assets mandatorily at fair value through profit or loss	957	700	1,175
Financial assets designated at fair value through profit or loss	2,516	2,979	3,186
Financial assets designated at fair value through other comprehensive income	97,922	108,903	118,405
Financial assets at amortised cost	35,708	26,078	29,789
	163,853	176,554	184,596
Type
Spanish government debt securities	20,638	30,397	42,054
Foreign government debt securities	102,976	110,570	107,434
Issued by financial institutions	12,324	10,133	9,670
Other fixed-income securities	27,850	25,337	25,265
Impaired financial assets	280	401	647
Impairment losses	(215)	(284)	(474)
	163,853	176,554	184,596
Currency
Euro	45,197	58,850	70,357
Pound sterling	6,304	7,372	15,713
US dollar	34,229	29,009	29,846
Brazilian real	35,907	35,139	38,316
Other currencies	42,431	46,468	30,838
Debt securities excluding impairment adjustments	164,068	176,838	185,070
Impairment losses	(215)	(284)	(474)
	163,853	176,554	184,596

Schedule of debt instruments by origin of issuer
The breakdown, by origin of the issuer, of debt instruments at 31 December 2021, 2020 and 2019, net of impairment losses, is as follows:

EUR million
	2021				2020				2019
	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%
Spain	3,773	20,638	24,411	14.90%	1,588	30,397	31,985	18.12%	3,634	42,054	45,688	24.75%
United Kingdom	3,334	2,097	5,431	3.31%	3,099	2,795	5,894	3.34%	3,806	11,479	15,285	8.28%
Portugal	3,008	3,845	6,853	4.18%	3,095	6,462	9,557	5.41%	2,979	7,563	10,542	5.71%
Italy	1,215	1,531	2,746	1.68%	1,047	4,688	5,735	3.25%	1,384	3,620	5,004	2.71%
Ireland	4,759	52	4,811	2.94%	2,924	2	2,926	1.66%	2,387	2	2,389	1.29%
Poland	2,848	12,727	15,575	9.51%	3,126	11,400	14,526	8.23%	460	9,361	9,821	5.32%
Other European countries	8,922	3,422	12,344	7.53%	8,211	2,891	11,102	6.29%	7,186	1,784	8,970	4.86%
United States	5,634	21,465	27,099	16.54%	6,386	14,645	21,031	11.91%	5,915	15,609	21,524	11.66%
Brazil	5,446	29,251	34,697	21.18%	5,179	33,316	38,495	21.80%	5,808	35,036	40,844	22.13%
Mexico	517	14,572	15,089	9.21%	435	19,053	19,488	11.04%	708	13,234	13,942	7.55%
Chile	51	9,467	9,518	5.81%	41	8,082	8,123	4.60%	50	4,819	4,869	2.64%
Other American countries	655	2,128	2,783	1.70%	274	3,098	3,372	1.91%	605	1,095	1,700	0.92%
Rest of the world	77	2,419	2,496	1.52%	182	4,138	4,320	2.44%	186	3,832	4,018	2.18%
	40,239	123,614	163,853	100%	35,587	140,967	176,554	100%	35,108	149,488	184,596	100%

Schedule of debt instruments by issuer rating
Following are the main aggregates relating to credit risk from our activities with customers:

MAIN CREDIT RISK PERFORMANCE METRICS FROM ACTIVITY WITH CUSTOMERS*
December data
	Credit risk with customers ** (EUR million)			Credit impaired loans (EUR million)			NPL ratio (%)
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Europe	636,123	606,997	605,969	19,822	20,272	21,054	3.12	3.34	3.47
Spain	283,953	272,154	260,251	13,403	14,053	15,047	4.72	5.16	5.78
UK	262,869	252,255	264,297	3,766	3,138	2,736	1.43	1.24	1.04
Portugal	41,941	40,693	37,978	1,442	1,584	1,834	3.44	3.89	4.83
Poland	33,497	31,578	33,566	1,210	1,496	1,447	3.61	4.74	4.31
North America	149,792	131,626	143,839	3,632	2,938	3,165	2.42	2.23	2.20
US	112,808	99,135	105,792	2,624	2,025	2,331	2.33	2.04	2.20
Mexico	36,984	32,476	38,047	1,009	913	834	2.73	2.81	2.19
South America	141,874	129,590	143,428	6,387	5,688	6,972	4.50	4.39	4.86
Brazil	85,702	74,712	88,893	4,182	3,429	4,727	4.88	4.59	5.32
Chile	41,479	42,826	42,000	1,838	2,051	1,947	4.43	4.79	4.64
Argentina	5,481	4,418	5,044	198	93	171	3.61	2.11	3.39
Digital Consumer Bank	117,049	116,381	117,399	2,490	2,525	2,470	2.13	2.17	2.10
Corporate Centre	6,277	4,862	5,872	903	344	138	14.38	7.08	2.34
Total Group	1,051,115	989,456	1,016,507	33,234	31,767	33,799	3.16	3.21	3.32
* Management perimeter according to the reported segments. The Corporate & Investment Banking branches of Banco Santander, S.A. in Europe and other business lines previously reported under 'Other Europe' have been included into the Spain unit.
** Includes gross lending to customers, guarantees and documentary credits.

Schedule of changes in impairment losses on debt instruments
The changes in 'Financial assets at fair value through other comprehensive income' were as follows:

EUR million
	2021	2020	2019
Balance at beginning of the year	2,783	2,863	2,671
Net additions (disposals)	(276)	833	177
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (EIGR)*	(171)	(917)	(29)
Changes in the RV hedged with micro-hedging transactions	117	4	44
Balance at end of year	2,453	2,783	2,863
*They do not include fair value movements for currency risk hedged with hedging instruments.

Debt instruments
Debt Instruments
Schedule of debt instruments by issuer rating
The detail, by issuer rating, of Debt instruments at 31 December 2021, 2020 and 2019 is as follows:

EUR million
	2021				2020				2019
	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%	Private fixed-income	Public fixed-income	Total	%
AAA	15,956	1,773	17,729	10.82%	14,088	2,099	16,187	9.17%	14,737	1,085	15,822	8.57%
AA	2,005	26,355	28,360	17.31%	1,714	18,784	20,498	11.61%	5,133	28,325	33,458	18.13%
A	8,594	44,359	52,953	32.32%	6,228	53,655	59,883	33.92%	3,238	59,744	62,982	34.12%
BBB	5,234	20,304	25,538	15.59%	6,515	31,204	37,719	21.36%	4,889	24,766	29,655	16.06%
Below BBB	3,584	30,823	34,407	21.00%	3,431	35,164	38,595	21.86%	1,244	35,466	36,710	19.89%
Unrated	4,866	—	4,866	2.97%	3,611	61	3,672	2.08%	5,867	102	5,969	3.23%
	40,239	123,614	163,853	100%	35,587	140,967	176,554	100%	35,108	149,488	184,596	100%

Schedule of changes in impairment losses on debt instruments
The changes in the impairment losses on debt instruments are summarised below:

EUR million
	2021	2020	2019
Balance at beginning of year	284	474	635
Net impairment losses for the year*	28	79	(170)
Of which:
Impairment losses charged to income	49	91	77
Impairment losses reversed with a credit to income	(21)	(12)	(247)
Exchange differences and other items	(97)	(269)	9
Balance at end of year	215	284	474
Of which:
By geographical location of risk:
European Union	25	21	14
Latin America	190	263	460
*Of the EUR 28 million corresponding to net provisions for the year ended 31 December 2021 (EUR 79 million and EUR -170 million at 31 December 2020 and 2019, respectively), EUR 31 million relates to financial assets at amortized cost (EUR 77 million and EUR -176 million at 31 December 2020 and 2019, respectively) and EUR -3 million relates to financial assets designated at fair value through other comprehensive income (EUR 2 million and EUR 6 million at 31 December 2020 and 2019, respectively).

Private fixed income
Debt Instruments
Schedule of debt instruments
The detail, by type of financial instrument, of private fixed-income securities at 31 December 2021, 2020 and 2019, net of impairment losses, is as follows:

EUR million
	2021	2020	2019
Securitised mortgage bonds	5,806	5,926	5,494
Other asset-backed bonds	6,304	5,479	6,388
Floating rate debt	8,081	7,829	10,348
Fixed rate debt	20,048	16,353	12,878
Total	40,239	35,587	35,108